INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2017
INCOME TAXES
Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2016	2017

Deferred tax assets:
Accrued payroll	$2,730	$—
Accrued expenses	88	—
Accrued inventory provision	382	925
Net operating loss carry forwards	16,618	20,061

Less: Valuation allowance	(19,818)	(20,986)

Deferred tax asset, net	$—	$—

Schedule of movement of valuation allowance
	As of December 31,
	2016	2017

Balance at beginning of the period	$19,320	$19,818
Additions	498	1,168

Balance at end of the period	$19,818	$20,986

Schedule of reconciliation between the expense of income taxes computed by applying the PRC tax rate to loss before income taxes and the actual provision for income taxes

	Years ended December 31,
	2015	2016	2017

Loss before provision of income tax	$(39,324)	$(8,686)	$(9,675)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(9,831)	(2,172)	(2,419)
Non-deductible expenses	8	20	42
Effect of income tax holiday and preferential tax rates	(25)	(11)	(67)
Utilisation of tax loss previously not recognized	(298)	(124)	(99)
Effect of income tax rate differences in jurisdictions other than the PRC	4,582	1,843	1,456
Changes in valuation allowances	5,613	498	1,168

Income tax expense	$49	$54	$81